Income Taxes (Details) - Schedule of a reconciliation of income tax expense	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of A Reconciliation Of Income Tax Expense [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Effect of different tax rates in different jurisdictions	5.20%	3.70%
Permanent difference
For inventory loss			0.10%
For deferred offering costs	0.00%	0.70%	(2.50%)
For others	(0.10%)	0.40%	0.80%
Tax holiday effect	(5.90%)	(5.30%)	(9.60%)
Effective tax rate	24.20%	24.50%	13.80%